Long-Term Debt (Narrative) (Details)				1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended
	Aug. 10, 2022 USD ($)	Aug. 03, 2022 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from debt	$ 300,000							$ 1,400,000
Fair value of note payable										$ 630,000		$ 630,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)						$ (2,699,000)	$ (2,674,000)	(397,000)	$ (2,824,000)	(4,372,000)	$ (8,367,000)
Minimum return								$ 52,500,000		48,800,000
Brickell [Member]
Debt Instrument [Line Items]
Debt Instrument, Estimated Minimum Return										48,800,000	42,000,000
Mintz [Member]
Debt Instrument [Line Items]
Fees and expenses											0
Secured Debt [Member] | Brickell [Member]
Debt Instrument [Line Items]
Repayments of Debt												3,300,000
Proceeds from debt										$ 0	0	18,000,000
Secured Debt [Member] | Mintz [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 3,000,000.0
Notes payable											3,100,000
Unpaid fees and expenses											$ 3,600,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate					12.00%	12.00%		12.00%
Debt, term					5 years			5 years
Proceeds from debt		$ 300,000			$ 1,400,000
Interest expense								$ 120,000
Outstanding principal converted								$ 30,000.00
Shares issued | shares								250,000		272,000	710,000
Conversion price | $ / shares					$ 0.13	$ 0.13		$ 0.13
Aggregate common stock | item								439,000
Liquidated damages percentage					1.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Principal prepayment								25.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Principal prepayment								20.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Principal prepayment								15.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Principal prepayment								10.00%
Convertible notes dated January 8, 2020 [Member]
Debt Instrument [Line Items]
Reduced interest rate										2.00%
Note Payable To A Related Party [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt										$ 700,000		$ 700,000
Interest expense										$ 30,000.00
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt					$ 700,000	$ 700,000		$ 700,000
Interest rate					4.00%	4.00%		4.00%		4.00%		4.00%
Debt payment per month								$ 10,000		$ 10,000
Final balloon payment					$ 590,000	$ 590,000		$ 590,000		590,000		$ 590,000
Promissory Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense										260,000	$ 470,000
Amortization										170,000
Outstanding principal converted										$ 970,000	$ 150,000
Shares issued | shares										3,400,000	750,000
Conversion price | $ / shares										$ 0.29	$ 0.20	$ 0.29
Aggregate common stock | item										20,200,000
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Measurement input | item										0.25		0.25
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Measurement input | item										0.20		0.20
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Measurement input | item										0.15		0.15
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Measurement input | item										0.10		0.10
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Default Rate [Member]
Debt Instrument [Line Items]
Measurement input | item										0.12		0.12
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Common stock issued										$ 1,100,000	$ 3,800,000
Termination payment										2,600,000		$ 2,600,000	$ 5,000,000.0
Contingent Payment Obligation [Member] | Unsecured Debt [Member] | Termination Fee [Member]
Debt Instrument [Line Items]
Fair value of payment obligation											600,000			$ 400,000
Measurement input											600,000			$ 400,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Proceeds from debt				$ 200,000
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Common stock issued										400,000	1,800,000
Proceeds from debt										900,000
Fair value of payment obligation										3,100,000		3,100,000
Measurement input										3,100,000		3,100,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)										400,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Quotient [Member]
Debt Instrument [Line Items]
Fair value of payment obligation										10,000,000		10,000,000
Measurement input										10,000,000		10,000,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Investors Subscription [Member]
Debt Instrument [Line Items]
Fair value of payment obligation										10,000,000		10,000,000
Measurement input										10,000,000		10,000,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Investors Subscription, Aggregate [Member]
Debt Instrument [Line Items]
Fair value of payment obligation										5,800,000		5,800,000
Measurement input										$ 5,800,000		5,800,000
Minimum [Member] | Contingent Payment Obligation [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment								100.00%
Maximum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment										100.00%
Maximum [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Liquidated damages percentage					6.00%
Liquidated damages amount					$ 80,000.00
Maximum [Member] | Contingent Payment Obligation [Member] | Brickell [Member]
Debt Instrument [Line Items]
Repayments of Debt								$ 14,700,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Beneficial conversion feature											$ 800,000
Significant Other Observable Inputs (Level 2) [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Fair value of note payable					$ 3,100,000	$ 3,100,000		$ 3,100,000		$ 2,300,000		$ 2,300,000